Putnam
High Income
Convertible
and Bond Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "The market's correction provides a unique opportunity for us to improve the portfolio with quality companies whose bonds are temporarily selling at steep discounts."

                           -- Forrest N. Fontana, co-manager
                              Putnam High Income Convertible and Bond Fund

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

31 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam High Income Convertible and Bond Fund did not entirely escape the market turbulence that prevailed throughout most of fiscal 1998. However, its hybrid portfolio sheltered shareholders from the more serious consequences experienced elsewhere. Not only that, your fund's managers were able to use the volatility to improve the portfolio's overall quality and to acquire attractively yielding securities at bargain-basement prices.

I am pleased to welcome the appointment of Forrest N. Fontana as your fund's new co-manager. Forrest joined Putnam in 1993 as an equity analyst and most recently has been a member of the Small Cap Value team, co-managing other Putnam convertible funds. He has five years of investment experience.

In the following report, your fund's managers discuss fiscal 1998's challenges and successes and then provide an overview of prospects for the fund as it enters its 12th year of operation.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998



Report from the Fund Managers
Charles G. Pohl
Forrest N. Fontana
Jeffrey J. Kobylarz

After seven consecutive years of strong investment returns, Putnam High Income Convertible and Bond Fund's performance was dampened by this summer's widespread downturn. The fund returned -4.06% at net asset value and -4.74% at market price for the 12 months ended August 31, 1998. For more performance information, please see pages 8 and 9.

* ASIAN TURMOIL SPREADS TO U.S. EARNINGS

Although the financial crisis in Asia began more than a year ago, most U.S. corporations remained immune to what has become known as the Asian flu until the spring of 1998. In fact, in the first half of fiscal 1998, the U.S. economy grew at a robust rate, bolstered by record low inflation and interest rates and by a surge in consumer spending. Consumer confidence remained high through the first three quarters of the fiscal year, owing to strong stock market gains, an excellent job market, and lower prices for global commodities like gasoline.

The good news was eventually overshadowed, however, by evidence that Asia's problems were beginning to take their toll on the U.S. economy and corporate earnings. In May, the U.S. trade deficit widened to more than $15 billion as the dollar reached new highs against the yen. In June, manufacturing activity declined for the first time in nearly two years. Reported earnings increasingly fell below expectations in industries with direct links to Asia, and Wall Street analysts pared back estimated 1998 profit growth for S&P 500(R) companies to 6%, down from more than 12% at the start of the year. In August, investor sentiment soured in dramatic fashion as the deteriorating political and economic environment in Japan and Russia made headlines.

Stocks in a number of industries succumbed to earnings disappointments in the second half of the period, and convertible bond prices were not far behind. In addition, as stock fundamentals declined, companies' creditworthiness deteriorated, further dampening convertible securities prices and affecting high yield bonds as well. In the portfolio, underperformers included the bonds of companies in economically sensitive industries, such as chemicals and paper. Technology companies -- nearly a quarter of all convertible issuers -- were among the hardest hit, in part because declining currencies in Asia provided a competitive advantage to manufacturers in those countries. The bonds of energy-related companies suffered as a result of declining oil prices. With continued economic growth less certain, investors looked for stable earnings and flocked to traditionally defensive groups like drugs and consumer staples. Retailers were among the best performers, thanks to cheaper Asian-made products and continued strength in consumer spending.

* MARKET VOLATILITY OFFERS OPPORTUNITIES TO ENHANCE YIELD

Your fund seeks a high level of current income by investing in the convertible bonds of companies whose stocks have fallen a great deal. When a company's stock falls, its convertible bonds tend to decline as well, although to a lesser extent. Since falling bond prices typically translate into higher yields, we view each episode of market volatility as an opportunity to secure high current income for the fund. The fund's closed-end status facilitates our search for downtrodden companies, since we do not have to sell existing holdings in order to meet shareholder redemptions.

[GRAPHIC OMITTED: horizontal bar chart of PORTFOLIO COMPOSITION (8/31/98)]

PORTFOLIO COMPOSITION (8/31/98)*

Convertible
securities           58.3%

Corporate
high-yield bonds     32.8%

Other                 5.1%

Preferred stocks      2.9%

Common stocks,
including warrants    0.9%


Footnote reads:
*Based on total market value of investments. Composition will vary over time.


During the period, we employed several strategies aimed at improving portfolio quality, increasing the fund's yield, and minimizing portfolio volatility. Where possible, we traded lower-quality names for more conservatively managed companies in defensive industries such as consumer staples and services, while also reducing exposure to companies that are particularly sensitive to an economic slowdown.

We took advantage of falling bond prices in the technology and energy sectors with purchases such as Data General and Quantum Disk Drives and increased the portfolio's level of diversification with names such as Park Electrochemical and Kent Electronics. Where possible, we took advantage of opportunities to buy short-duration bonds in order to improve the fund's overall price volatility. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* HIGH-YIELD CORPORATES PROVIDE SUPPORT

The fund's high-yield corporate bonds fared somewhat better than its convertible holdings during the year with positive performance from the telecommunications, cable, broadcasting, and financial industries. However, investor concern about credit quality put pressure on the prices of these bonds late in the period.

Holdings in the telecommunications sector benefited from a number of positive factors during the year. Favorable regulatory developments improved the market positions of competitive local exchange carriers (CLECs) and specialized cellular operators, including fund holding NEXTEL. Merger and acquisition activity in the sector continued at a healthy pace. Former fund holding Teleport Communications, for example, was bought at a premium by AT&T during the year.

Merger activity also continued to benefit corporate bond holdings in the cable television and broadcasting industries, in which relaxed regulations have increased competition for lucrative business. In both industries, aggressive companies are seizing opportunities through acquisition to secure market share and spread their fixed costs over a greater number of households. These acquisitions are effectively credit upgrades for the acquired companies, since the buyers are often large, well-established companies with investment-grade debt.

[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS*

NovaCare, Inc., 5.5%, 2000
Health-care services

Mascotech, Inc., 4.5%, 2003
Automotive

Chiquita Brands International, Inc., 7.0%, 2001
Food

Integrated Device Technology, Inc., 5.5%, 2002
Semiconductors

OHM Corporation, 8%, 2006
Environmental control

[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD HOLDINGS*

Adelphia Communications Corp., 9.5%, 2004
Cable television

NEXTEL Communications, Inc., stepped-coupon zero %, 2007
Cellular communications

Transamerican Energy, stepped-coupon zero %, 2002
Oil and gas

Coinmach Corp., 11.75%, 2005
Consumer services

Lady Luck Gaming Corp. 1st mtge., 11.87%, 2001
Gaming

Footnote reads:
*These combined holdings represent 12.7% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.


* MARKET SETBACK MAY HAVE SILVER LINING

Market setbacks are never easy, and Asia's economic woes are likely to continue plaguing U.S. corporate profits for the foreseeable future. However, given the severity of this summer's correction, we are optimistic that convertible and high-yield bonds may now be poised for a rebound. In September, the Federal Reserve Board signaled its willingness to lower interest rates, which will undoubtedly contribute to an improvement in bond prices. Meanwhile, we will continue to look for opportunities to improve the portfolio with holdings that reflect high yields and quality management at reasonable prices.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.

TOTAL RETURN FOR PERIODS ENDED 8/31/98

                                         Merrill Lynch     First Boston
                               Market   All Convertible     High-Yield
                        NAV    price        Index             Index
------------------------------------------------------------------------
1 year                -4.06%   -4.74%       -3.35%            1.46%
------------------------------------------------------------------------
5 years               50.27    44.90        52.52            51.31
Annual average         8.49     7.70         8.81             8.64
------------------------------------------------------------------------
10 years             210.02   226.60       204.20           178.62
Annual average        11.98    12.56        11.77            10.79
------------------------------------------------------------------------
Life of fund
(since 7/9/87)       211.41   195.49         N/A            212.72
Annual average        10.72    10.20         N/A             10.75
------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/98

------------------------------------------------------------------------
Distributions (common shares)
------------------------------------------------------------------------
Number                               12
------------------------------------------------------------------------
Income                             $0.852
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                          $0.214
------------------------------------------------------------------------
Short-term                         $0.169
------------------------------------------------------------------------
 Total                             $1.235
------------------------------------------------------------------------
Share value:                     NAV      Market price
------------------------------------------------------------------------
8/31/97                        $10.35       $10.562
------------------------------------------------------------------------
8/31/98                          8.82         8.937
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate1           9.66%         9.53%
------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                              Market
                              NAV             price
------------------------------------------------------------------------
1 year                      -7.87%             6.74%
------------------------------------------------------------------------
5 years                     45.38             64.17
Annual average               7.77             10.42
------------------------------------------------------------------------
10 years                   200.80            263.94
Annual average              11.64             13.79
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. The average quality of bonds included in the index may be lower than the average quality of the bonds in which the fund customarily invests.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended August 31, 1998

To the Trustees and Shareholders of
Putnam High Income Convertible and Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam High Income Convertible and Bond Fund (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 1998




Portfolio of investments owned
August 31, 1998

CONVERTIBLE BONDS AND NOTES (49.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Aerospace and Defense (0.8%)
--------------------------------------------------------------------------------------------------------------------------
        $ 1,000,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                             $     995,000

Automotive (3.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,800,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                              1,585,500
          3,000,000  Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                                  2,520,000
                                                                                                            --------------
                                                                                                                 4,105,500

Banks (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,395,000  Banamex S.A. 144A cv. jr. sub. bonds 11s, 2003 (Bahamas)                                    1,116,000
            108,000  Banco Nationale Mexico 144A cv.
                       company guaranty 7s, 1999 (Bahamas)                                                          93,960
                                                                                                            --------------
                                                                                                                 1,209,960

Broadcasting (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                          96,750

Business Equipment and Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,380,000  Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                                         2,124,150
          1,000,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                892,500
                                                                                                            --------------
                                                                                                                 3,016,650

Computer Equipment (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Quantum Corp. cv. sub. notes 7s, 2004                                                         177,000
          2,800,000  Maxtor Corp. cv. sub. deb. 5 3/4s, 2012                                                     1,680,000
          4,000,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                         845,000
                                                                                                            --------------
                                                                                                                 2,702,000

Computer Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,200,000  Data General Corp. 144A cv. sub. notes 6s, 2004                                               901,500
            300,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                                      297,375
          2,850,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                    1,806,188
                                                                                                            --------------
                                                                                                                 3,005,063

Computer Software (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,100,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                                 1,890,000

Electronics (4.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Cirrus Logic Inc. 144A cv. sub. notes 6s, 2003                                                676,250
          1,500,000  HMT Technology Corp. 144A cv. sub. notes 5 3/4s, 2004                                       1,031,250
          2,090,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                          1,400,300
          2,500,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                      1,825,000
                                                                                                            --------------
                                                                                                                 4,932,800

Entertainment (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,650,000  Rogers Communications cv. deb. 2s, 2005 (Canada)                                            1,739,063

Environmental Control (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,150,000  OHM Corp. cv. sub. deb. 8s, 2006                                                            2,128,500
          1,300,000  Weston (Roy F.), Inc. cv. deb. 7s, 2002                                                     1,069,250
                                                                                                            --------------
                                                                                                                 3,197,750

Food (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Chiquita Brands International, Inc. cv. sub. deb. 7s, 2001                                  2,337,500
            400,000  Chiquita Brands International, Inc. 144A
                       cv. sub. deb 7s, 2001                                                                       374,000
                                                                                                            --------------
                                                                                                                 2,711,500

Health Care Services (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,100,000  NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                                   2,867,500
            300,000  Quantum Health Resources, Inc. cv. sub. deb. 4 3/4s, 2000                                     277,875
                                                                                                            --------------
                                                                                                                 3,145,375

Hospital Management and Medical Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                                    448,750

Oil and Gas (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Pride International, Inc. cv. sub. deb. zero %, 2018                                          144,000

Paper and Forest Products (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            280,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                               128,800
            135,000  APP Global Finance (V) Ltd. 144A cv. sec.
                       2s, 2000 (United Kingdom)                                                                    78,300
          1,500,000  Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                                            1,230,000
                                                                                                            --------------
                                                                                                                 1,437,100

Pharmaceuticals (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,150,000  Pharmaceutical Marketing Services Inc. 144A
                       cv. deb. 6 1/4s, 2003                                                                     1,838,250
            400,000  Pharmaceutical Marketing Services Inc. cv. notes
                       6 1/4s, 2003                                                                                344,000
                                                                                                            --------------
                                                                                                                 2,182,250

REIT's (Real Estate Investment Trust) (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,750,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                          1,750,000

Restaurants (0.4%)
--------------------------------------------------------------------------------------------------------------------------
         12,000,000  Boston Chicken, Inc. cv. notes LYON
                       (Liquid Yield Option Notes) zero %, 2015                                                    450,000

Retail (4.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,300,000  Baker (J.), Inc. cv. deb. 7s, 2002                                                          1,043,250
          1,550,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                           1,451,188
          1,300,000  Saks Holding, Inc. cv. sub. notes 5 1/2s, 2006                                              1,236,625
          2,550,000  Sunglass Hut International, Inc. 144A cv.
                       sub. notes 5 1/4s, 2003                                                                   2,017,688
                                                                                                            --------------
                                                                                                                 5,748,751

Semiconductors (8.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,100,000  Advanced Micro Devices, Inc. sub. notes 6s, 5/15/05                                           768,625
          1,310,000  Credence Systems Corp. 144A cv. sub. notes
                       5 1/4s, 2002                                                                                864,600
          2,000,000  Credence Systems Corp. 144A cv. sub. notes
                       5 1/4s, 2002                                                                              1,442,500
          3,050,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                              2,325,625
          1,600,000  Lam Research Corp. sub. notes 5s, 2002                                                      1,224,000
          2,281,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                             2,070,008
          2,000,000  National Semiconductor 144A cv. deb. 6 1/2s, 2002                                           1,842,500
                                                                                                            --------------
                                                                                                                10,537,858

Telecommunications (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  DSC Communications Corp. cv. notes 7s, 2004                                                 1,515,000
            300,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           390,000
                                                                                                            --------------
                                                                                                                 1,905,000

Tobacco (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,115,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                        1,665,563
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $65,301,434)                                   $   59,016,683

CORPORATE BONDS AND NOTES (32.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.3%)
--------------------------------------------------------------------------------------------------------------------------
        $    90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                       $      95,400
             95,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                              98,800
             75,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                            75,000
            100,000  Outdoor Communications Inc. sr. sub. notes
                       9 1/4s, 2007                                                                                102,000
                                                                                                            --------------
                                                                                                                   371,200

Aerospace and Defense (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  46,250
            130,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              122,850
             70,000  BE Aerospace sr. sub. notes Ser. B, 8s, 2008                                                   67,900
             50,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       49,250
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         105,655
             70,000  United Defense Industries Inc. company guaranty
                       8 3/4s, 2007                                                                                 68,600
                                                                                                            --------------
                                                                                                                   460,505

Agriculture (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            388,166  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                                  409,515
            110,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                               110,000
                                                                                                            --------------
                                                                                                                   519,515

Airlines (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                  74,000
             80,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                       74,400
            140,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     132,300
             70,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             71,400
            180,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            166,500
                                                                                                            --------------
                                                                                                                   518,600

Apparel (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  154,425
            275,000  Tultex Corp. company guaranty 9 5/8s, 2007                                                    222,750
             70,000  William Carter Holdings Co. sr. sub. notes
                       Ser. A, 12s, 2008                                                                            71,400
                                                                                                            --------------
                                                                                                                   448,575

Automotive (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       339,500
            250,000  Oxford Automotive, Inc. company guaranty 10 1/8s, 2007                                        248,750
                                                                                                            --------------
                                                                                                                   588,250

Automotive Parts (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            262,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         272,480
             50,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                         50,500
            180,000  Talon Automotive Group 144A sr. sub. notes
                       9 5/8s, 2008                                                                                162,000
                                                                                                            --------------
                                                                                                                   484,980

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        110,243
             40,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049                                                       30,800
            100,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                        112,464
            150,000  Korea Developmental Bank 7 1/8s, 2001(Korea)                                                  121,791
             25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           25,750
             80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     86,400
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      54,000
             75,000  Provident Capital Trust company guaranty 8.6s, 2026                                            81,978
             45,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    50,130
             65,000  Sovereign Capital Trust company guaranty 9s, 2027                                              72,978
             55,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 60,077
                                                                                                            --------------
                                                                                                                   806,611

Basic Industrial Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. 144A sr. sub. notes 10 3/4s, 2008                                                  113,400
             90,000  Insilco Holding Co. 144A sr. disc. notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                            42,300
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       29,100
                                                                                                            --------------
                                                                                                                   184,800

Broadcasting (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                               77,000
            100,000  Allbritton Communications Co. sr. sub. notes
                       Ser. B, 8 7/8s, 2008                                                                         98,000
            600,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                        450,000
             70,000  Caprock Communications Corp. 144A sr. notes 12s, 2008                                          66,500
            215,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              212,850
            215,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        152,650
             75,000  Central European Media Enterprises Ltd.
                       sr. notes 9 3/8s, 2004                                                                       67,500
             90,220  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                          99,242
            285,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             253,650
            250,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                       137,500
            170,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               157,250
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         76,400
            250,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     262,500
            250,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     280,000
            110,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      104,500
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       11s, 2002 (Mexico)                                                                           41,500
             35,000  TV Azteca S.A. de C.V. sr. notes Ser. B,
                       10 1/2s, 2007 (Mexico)                                                                       26,950
                                                                                                            --------------
                                                                                                                 2,563,992

Building and Construction (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                51,700
             70,000  Beazer Homes USA company guaranty 8 7/8s, 2008                                                 65,450
             55,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                                           50,600
             80,000  Presley Cos. sr. notes 12 1/2s, 2001                                                           71,600
                                                                                                            --------------
                                                                                                                   239,350

Building Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Atrium Companies, Inc. 144A sr. sub. notes 10 1/2s, 2006                                       85,050
            150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          153,750
             30,000  Republic Group Inc. 144A sr. sub. notes 9 1/2s, 2008                                           27,900
             50,000  Waxman Industries Inc. sr. notes stepped-coupon
                       Ser. B, zero % (12 3/4s, 6/1/99), 2004 (STP)                                                 46,750
                                                                                                            --------------
                                                                                                                   313,450

Buses (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            355,000  MCII Holding (USA) sec. notes stepped-coupon
                       zero % (12s, 11/15/98), 2002 (STP)                                                          301,750

Business Equipment and Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Corporate Express Holdings, Inc. 144A
                       sr. sub. notes 9 5/8s, 2008                                                                  81,000
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             106,150
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   48,000
            110,000  United Stationer 144A sr. sub. notes 8 3/8s, 2008                                             105,600
            120,000  U.S. Office Products Co. 144A sr. sub notes 9 3/4s, 2008                                      100,800
                                                                                                            --------------
                                                                                                                   441,550

Cable Television (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            660,530  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                    650,622
             75,000  Australis Holdings PTY Ltd. sr. disc. notes
                       stepped-coupon zero % (15s, 11/01/00), 2002
                       (In Default) (Australia) (STP) (NON)                                                         10,313
              2,044  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %,
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (NON) (STP)                                     36
            400,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      300,000
            215,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      156,950
            115,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          112,413
            180,000  RCN Corp. sr. discount notes, stepped-coupon Ser. B,
                       zero % (9.8s, 2/15/03), 2008 (STP)                                                           96,300
            130,000  United International Holdings sr. disc. notes
                       stepped-coupon Ser. B, zero %
                       (10 3/4s, 2/15/03), 2008 (STP)                                                               57,200
                                                                                                            --------------
                                                                                                                 1,383,834

Cellular Communications (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            391,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           187,680
            100,000  Dobson Communications Corp. 11 3/4s, 2007                                                     102,000
            490,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 5/1/01), 2006 (STP)                                                                   362,600
            160,000  McCaw International Ltd sr. discount notes
                       stepped-coupon zero % (13s, 4/15/02), 2007 (STP)                                             86,400
            325,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                           227,500
            420,000  NEXTEL International, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                       252,000
          1,090,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                         648,550
            130,000  Price Communications Wireless Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                117,000
                                                                                                            --------------
                                                                                                                 1,983,730

Chemicals (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                  475,000
             70,000  Geo Specialty Chemicals 144A sr. sub. notes 10 1/8s, 2008                                      63,000
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.031s, 2007                                            85,500
             50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                                    54,250
            100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       83,000
            155,000  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         49,600
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        36,750
                                                                                                            --------------
                                                                                                                   847,100

Computer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               33,250
            220,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       147,400
            240,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          270,000
                                                                                                            --------------
                                                                                                                   450,650

Computer Software (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      118,125

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                 85,500
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (12s, 6/1/02), 2009 (STP)                                              12,000
            140,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 11/15/01), 2006 (STP)                                                    7,000
             10,000  Samsonite Corp. 144A sr. sub. notes 10 3/4s, 2008                                               7,200
             50,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                         46,500
                                                                                                            --------------
                                                                                                                   158,200

Consumer Non Durables (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              23,000
             25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                             25,750
            160,000  North Atlantic Trading Co. co. guaranty Ser. B, 11s, 2004                                     150,400
            250,000  Packaged Ice, Inc. company guaranty Ser. B, 9 3/4s, 2005                                      247,500
                                                                                                            --------------
                                                                                                                   446,650

Consumer Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            526,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                                573,340

Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                               47,000
             40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       39,600
                                                                                                            --------------
                                                                                                                    86,600

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                            58,500
             30,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                                29,400
             40,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        42,000
            525,000  Revlon Worldwide Corp. sr. disc. notes Ser. B,
                       zero %, 2001                                                                                380,625
                                                                                                            --------------
                                                                                                                   510,525

Electric Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                                          45,000
             40,000  Calpine Corp. 144A sr. notes 7 7/8s, 2008                                                      38,800
            100,000  Espirito Santo Centrais sr. notes 10s, 2007 (Brazil)                                           57,000
             80,000  Niagara Mohawk Power Corp. sr. notes
                       Ser. G, 7 3/4s, 2008                                                                         81,726
             60,000  Niagara Mohawk Power Corp. sr. notes
                       Ser. F, 7 5/8s, 2005                                                                         61,422
            209,518  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          221,746
            110,000  York Power Funding 144A notes 12s, 2007                                                       108,900
                                                                                                            --------------
                                                                                                                   614,594

Electronics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Celestica International Ltd. 144A sr. sub. notes
                       10 1/2s, 2006 (Canada)                                                                       37,100
            125,000  Details Inc. sr. discount notes stepped-coupon
                       Ser. B, zero % (12 1/2s, 11/15/02), 2007 (STP)                                               68,750
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              71,200
             85,000  Flextronics International Ltd. sr. sub. notes
                       Ser. B, 8 3/4s, 2007                                                                         78,200
             50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            50,000
             50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    52,000
             50,000  Samsung Electronics 144A company guaranty
                       9 3/4s, 2003                                                                                 38,500
             65,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     61,750
             25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   23,750
                                                                                                            --------------
                                                                                                                   481,250

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Affinity Group Holdings sr. notes 11s, 2007                                                   145,500
            190,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    176,700
             80,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                         75,200
            100,000  Silver Cinemas Intl. 144A sr. sub. notes 10 1/2s, 2005                                         93,000
             85,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                        79,050
                                                                                                            --------------
                                                                                                                   569,450

Environmental Control (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             95,000  Allied Waste Industries, Inc. company guaranty
                       10 1/4s, 2006                                                                               102,244
            175,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                       zero % (11.3s, 6/1/02), 2007 (STP)                                                          126,875
             45,000  ATC Group Services Inc. company guaranty 12s, 2008                                             36,450
                                                                                                            --------------
                                                                                                                   265,569

Financial Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            165,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  155,100
            100,000  Colonial Capital II 144A company guaranty
                       Ser. A 8.92s, 2027                                                                          108,891
            110,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   110,793
             70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   56,000
             50,000  Dine S.A. de C.V. 144A company guaranty
                       8 3/4s, 2007 (Mexico)                                                                        36,000
             45,000  Dollar Financial Group, Inc. sr. notes Ser. A,
                       10 7/8s, 2006                                                                                46,350
            415,000  DTI Holdings Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 3/1/03), 2008 (STP)                                                        170,150
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                72,000
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        43,650
             40,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                            38,000
             30,000  Tokai Corp. 144A FRB Ser. A, 9.98s, 2049                                                       18,000
                                                                                                            --------------
                                                                                                                   854,934

Food and Beverages (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         25,750
            120,000  Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                                   123,600
            125,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                      125,000
            200,000  Doane Products Co. sr. notes 10 5/8s, 2006                                                    226,000
             30,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                       28,500
            115,000  Fleming Companies, Inc. company guaranty
                       Ser. B, 10 1/2s, 2004                                                                       115,000
            100,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                        53,000
            160,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            148,800
             60,000  Southern Foods Group sr. sub. notes 9 7/8s, 2007                                               60,900
             20,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                            20,100
                                                                                                            --------------
                                                                                                                   926,650

Gaming (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              110,000
             70,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                   74,200
            200,000  Coast Hotels & Casinos, Inc. company guaranty
                       Ser. B, 10 7/8s, 2001                                                                       207,000
            192,787  Elsinore Corp. 1st mortgage 11 1/2s, 2000                                                     192,305
            190,000  Fitzgeralds Gaming Corp. company guaranty
                       Ser. B, 12 1/4s, 2004                                                                       140,600
            125,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                                   132,500
            350,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                374,500
             60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                            60,000
            475,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                                484,500
            125,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                                        125,000
            175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                  125,563
            190,000  Trump A.C. 1st mtge. company guaranty 11 1/4s, 2006                                           163,400
            210,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            212,100
                                                                                                            --------------
                                                                                                                 2,401,668

Health Care (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              240,090
             65,000  Conmed Corp. company guaranty 9s, 2008                                                         55,250
            140,000  Fresenius Medical Capital Trust II company guaranty
                       7 7/8s, 2008 (Germany)                                                                      126,000
            120,000  Global Health Sciences 144A sr. notes 11s, 2008                                               104,400
            110,000  Hudson Respiratory Care, Inc. 144A sr. sub. notes
                       9 1/8s, 2008                                                                                 99,000
            100,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                                 93,500
            150,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                                138,000
            160,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007                                       94,400
            255,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  234,600
            220,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                209,000
             55,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                         40,150
             80,000  PharMerica, Inc. company guaranty 8 3/8s, 2008                                                 70,400
                                                                                                            --------------
                                                                                                                 1,504,790

Hospital Management and Medical Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            195,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      153,494

Industrial (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Cathay International Ltd. 144A sr. notes
                       13s, 2008 (Hong Kong)                                                                        85,000
            150,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                                       160,500
            330,000  Grove Holdings LLC 144A deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                               145,200
            190,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               125,400
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         70,350
            350,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004                                                                               245,000
                                                                                                            --------------
                                                                                                                   831,450

Lodging (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                      75,200
            220,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                                207,900
            125,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               125,000
             90,000  Raintree Resorts International, Inc. sr. notes Ser. B,
                       13s, 2004                                                                                    79,200
                                                                                                            --------------
                                                                                                                   487,300

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Viacom International, Inc. sub. deb. 8s, 2006                                                 135,000

Medical Supplies and Devices (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Imagyn Medical Technologies company guaranty
                       12 1/2s, 2004                                                                                 5,600
            130,000  Mediq, Inc. 144A sr. sub. notes 11s, 2008                                                     123,500
            125,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                       11 3/4s, 2000                                                                               116,563
                                                                                                            --------------
                                                                                                                   245,663

Metals and Mining (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Acindar Industria Argentina de Aceros S.A. bonds
                       11 1/4s, 2004 (Argentina)                                                                    25,550
             80,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          54,400
             85,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           79,050
             80,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                            65,600
                                                                                                            --------------
                                                                                                                   224,600

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           103,400
            130,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                127,400
             35,000  Panavision Inc. 144A sr. disc. notes stepped-coupon
                       zero % (9 5/8s, 2/1/02), 2006 (STP)                                                          19,250
                                                                                                            --------------
                                                                                                                   250,050

Nursing Homes (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                142,500

Oil and Gas (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Abraxas Petroleum Corp. 144A company guaranty
                       11 1/2s, 2004                                                                                92,400
            170,000  American Eco Corp. 144A company guaranty 9 5/8s, 2008                                         149,600
             15,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    12,750
            160,000  Chesapeake Energy Corp. 144A sr. notes 9 5/8s, 2005                                           132,800
             80,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                  72,000
             80,000  Dailey Petroleum Services Corp. company guaranty
                       9 1/2s, 2008                                                                                 62,800
             70,000  Eagle Geophysical, Inc. 144A sr. notes 10 3/4s, 2008                                           63,700
             20,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (14 1/8s, 5/1/03), 2006 (STP)                                                  9,600
             70,000  Gothic Production Corp. company guaranty
                       Ser. B, 11 1/8s, 2005                                                                        56,000
             70,000  Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                                           61,600
             80,000  Northern Offshore 144A company guaranty 10s, 2005                                              68,400
             50,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                            39,500
             60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        55,200
             60,000  Seven Seas Petroleum 144A sub. notes 12 1/2s, 2005                                             50,400
             60,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                                       39,900
            385,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          234,850
          1,150,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                   575,000
            197,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                     197,000
                                                                                                            --------------
                                                                                                                 1,973,500

Paging (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Pagemart Nationwide, Inc. sr. disc. notes
                       stepped-coupon zero % (15s, 2/1/00), 2005 (STP)                                              36,000
             55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      24,750
                                                                                                            --------------
                                                                                                                    60,750

Paper and Forest Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            215,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                                 107,500
             10,000  APP International Finance Co. notes
                       11 3/4s, 2005 (Netherlands)                                                                   5,300
             80,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                                 76,000
            250,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                       10s, 2007 (Indonesia)                                                                       116,250
            150,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007                                                                                67,500
            190,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                       10s, 2004 (Indonesia)                                                                        85,500
            155,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          134,850
             45,000  Repap New Brunswick 144A sr. notes 9s, 2004 (Canada)                                           40,950
            240,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               211,200
            100,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                                91,500
            100,000  Stone Container Corp. sr. notes 12.58s, 2016                                                  110,000
                                                                                                            --------------
                                                                                                                 1,046,550

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            115,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         117,300

Publishing (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Garden State Newspapers, Inc. sr. sub. notes
                       Ser. B, 8 3/4s, 2009                                                                        173,250
             60,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      57,600
             40,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                       38,400
                                                                                                            --------------
                                                                                                                   269,250

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  TFM S.A. de C.V. company guaranty
                       10 1/4s, 2007 (Mexico)                                                                       27,900
            160,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                               96,000
                                                                                                            --------------
                                                                                                                   123,900

Real Estate (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Bluegreen Corp. company guaranty Ser. B, 10 1/2s, 2008                                         18,800

Restaurants (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                            105,600
            100,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              88,000
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           106,000
                                                                                                            --------------
                                                                                                                   299,600

Retail (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            210,000  Amazon.com Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10s, 5/1/03), 2008 (STP)                                             111,300
             50,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                              22,500
            123,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                                         123,000
             40,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                                39,200
            250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    263,750
             45,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    43,088
            175,000  Service Merchandise Co., Inc. sr. sub. deb. 9s, 2004                                          105,000
            110,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     105,600
                                                                                                            --------------
                                                                                                                   813,438

Satellite Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                                        212,500
             95,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                       (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                                     64,600
             65,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes
                       10 1/8s, 2004 (Mexico)                                                                       49,400
            100,000  TCI Satellite Entertainment, Inc. sr. sub. notes
                       10 7/8s, 2007                                                                                94,000
             80,000  TCI Satellite Entertainment, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/1/02), 2007 (STP)                                          48,000
                                                                                                            --------------
                                                                                                                   468,500

Semiconductors (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             58,917  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               58,328
             62,514  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                          61,888
             95,556  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008 (PIK)                                                                          109,412
            160,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                              80,000
                                                                                                            --------------
                                                                                                                   309,628

Shipping (--%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         31,600

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                                          98,700
             80,000  Eye Care Centers of America 144A sr. sub. notes
                       9 1/8s, 2008                                                                                 76,400
                                                                                                            --------------
                                                                                                                   175,100

Steel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                                            17,100
            250,000  Ispat Mexicana S.A. 144A bonds 10 3/8s, 2001 (Mexico)                                         200,000
             80,000  WHX Corp. sr. notes 10 1/2s, 2005                                                              71,200
                                                                                                            --------------
                                                                                                                   288,300

Telecommunications (5.1%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                                9,500
            320,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               144,000
            140,000  BTI Telecom Corp. sr. notes 10 1/2s, 2004                                                     130,200
             50,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                     41,500
            100,000  Colt Telecom Group PLC sr. disc. notes stepped-coupon
                       zero % (12s, 12/1/01), 2006 (United Kingdom) (STP)                                           80,500
             45,000  Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                                27,000
            305,000  Covad Communications Group 144A sr. disc. notes
                       stepped-coupon zero % (13 1/2s, 3/15/03), 2008 (STP)                                        134,200
            240,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  130,800
             80,000  E.spire Communications, Inc. sr. notes 13 3/4s, 2007                                           85,600
            165,000  E.spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        110,550
             65,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                             63,050
            200,000  Focal Communications Corp. 144A sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 2/15/03), 2008 (STP)                                        100,000
            480,000  Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                                          456,000
            100,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                                 110,000
            250,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       180,000
            220,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         101,200
             80,000  Hermes Europe Railtel sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                82,400
            150,000  Hyperion Telecommunications Corp., Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                       142,500
             70,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     46,900
            150,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                              115,500
            755,000  ICG Services, Inc. 144A sr. disc. notes stepped-coupon
                       zero %, (9 7/8s, 5/1/03), 2008 (STP)                                                        400,150
            180,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8 7/8s, 2007                                                                                172,800
            260,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  245,700
            255,000  Intermedia Communications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (11 1/4s, 7/15/02),
                       2007 (STP)                                                                                  175,950
            490,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                               396,900
            130,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              118,300
            210,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       117,600
            245,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 10/15/02), 2007 (STP)                                                      131,075
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           48,875
             65,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                                70,200
             40,000  MJD Communications, Inc. 144A FRN 10s, 2008                                                    39,300
             40,000  MJD Communications, Inc. sr. sub. notes 9 1/2s, 2008                                           39,600
             55,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                               31,075
            180,000  MetroNet Communications Corp. 144A sr. disc. notes
                       stepped-coupon zero % (9.95s, 6/15/03), 2008 (STP)                                           93,600
             70,000  Microcell Telecommunications sr. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 12/1/01),
                       2006 (Canada) (STP)                                                                          46,900
             40,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                       33,600
             20,000  Netia Holdings B.V. 144A company guaranty
                       stepped-coupon zero % (11 1/4s, 11/1/02),
                       2007 (Poland) (STP)                                                                          11,000
            130,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         124,800
            210,000  NTL Incorporated sr. notes Ser. B 10s, 2007                                                   205,800
            250,000  Primus Telecom Group sr. notes 11 3/4s, 2004                                                  242,500
            145,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         105,850
            270,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             151,200
            179,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       196,900
             70,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                         58,800
            105,000  RSL Communications, Ltd. company guaranty
                       stepped-coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                          56,700
             60,000  Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                                            54,600
            210,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               201,075
             45,000  Vialog Corp. company guaranty 12 3/4s, 2001                                                    40,500
             90,000  Versatel Teleco sr. notes 13 1/4s, 2008                                                        88,200
             60,000  WinStar Communications, Inc. sr. sub. notes 15s, 2007                                          66,000
             85,000  WinStar Equipment Corp. company guaranty
                       12 1/2s, 2004                                                                                82,450
                                                                                                            --------------
                                                                                                                 6,139,400

Telephone Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 19,950
             65,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                       58,500
            140,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               130,200
            105,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                       64,050
            250,000  Ionica Group PLC sr. disc. notes stepped-coupon
                       zero % (15s, 5/1/02), 2007 (United Kingdom)(STP)                                             18,750
            120,000  Iridium LLC/Capital Corp. company guaranty
                       Ser. B, 14s, 2005                                                                           104,400
             25,000  Iridium LLC company guaranty Ser. A, 13s, 2005                                                 22,000
             71,000  ITC DeltaCom, Inc. sr. notes 11s, 2007                                                         78,100
             30,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                             26,850
             80,000  Primus Telecommunications Group, Inc. sr. notes
                       Ser. B, 9 7/8s, 2008                                                                         76,800
             45,000  Transtel S.A. 144A pass-through certificates
                       12 1/2s, 2007 (Colombia)                                                                     26,100
             60,000  US Xchange LLC 144A sr. notes 15s, 2008                                                        60,900
                                                                                                            --------------
                                                                                                                   686,600

Textiles (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  Day International Group, Inc. company guaranty
                       9 1/2s, 2008                                                                                131,950
             40,000  Glenoit Corp. company guaranty 11s, 2007                                                       38,000
             70,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          64,400
             40,000  Polymer Group, Inc. company guaranty Ser. B,
                       8 3/4s, 2008                                                                                 36,400
                                                                                                            --------------
                                                                                                                   270,750

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             95,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                        98,563
            150,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 150,000
                                                                                                            --------------
                                                                                                                   248,563

Wireless Communications (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (Ecuador)                                        63,000
             70,000  CTI Holdings S.A. 144A sr. notes stepped-coupon
                       zero %, (11 1/2s, 4/15/03), 2008 (STP)                                                       28,000
            160,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                              153,600
             80,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                                        73,600
            100,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         103,000
             50,000  Telesystem International Wireless, Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02),
                       2007 (STP)                                                                                   24,000
                                                                                                            --------------
                                                                                                                   445,200
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $41,754,618)                                     $   38,677,573

CONVERTIBLE PREFERRED STOCKS (8.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             25,300  Ann Taylor Finance Trust $4.25 cv. cum. pfd.                                           $    1,698,263
             44,500  Camden Property Trust Ser. A, $2.25 cv. cum. pfd. (R)                                       1,079,125
                600  Chancellor Media Corp. $3.00 cum. pfd.                                                         45,000
                590  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                               12,980
             24,400  Lomack Petroleum, Inc. 144A $2.875 cv. pfd.                                                   683,200
             33,302  MedPartners, Inc. $6.50 cv. pfd.                                                              197,731
              8,000  Penncorp Financial Group, Inc. $3.375 cv. pfd.                                                104,000
             30,000  Station Casinos, Inc. $3.50 cv. pfd.                                                        1,065,000
             24,300  Texas Utilities Co. 0.50% cv. pfd.                                                          1,102,613
             10,800  Titanium Metals Corp. $3.313 cv. pfd.                                                         324,000
              8,000  Tower Automotive, Inc. 144A $3.375 cv. pfd.                                                   362,000
             26,000  Unisys Corp. Ser. A, $3.75 cv. pfd.                                                         1,109,875
             23,200  Vanstar Financial Trust Corp. $3.375 cv. pfd.                                                 603,200
             50,000  Vanstar Financial Trust Corp. 144A $3.375 cv. cum. pfd.                                     1,300,000
                 54  XCL Ltd $8.075 cv. pfd.                                                                         5,427
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $11,015,444)                                  $    9,692,414

PREFERRED STOCKS (2.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                267  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                 $      226,950
              2,419  AmeriKing, Inc. $3.25 pfd. (PIK)                                                               60,475
                676  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                               75,036
              3,115  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                                  154,193
              1,135  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         119,743
                 60  Concentric Network Corp. 144A $13.50 pfd. (PIK)                                                54,000
              3,061  CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                                                 339,771
                 94  Dobson Communications 144A $12.25 pfd. (PIK)                                                   95,880
                 43  E. Spire Communications, Inc. $12.75 pfd. (PIK)                                                38,700
                 32  Echostar Communications, Inc. 12.125% pfd. (PIK)                                               32,000
              4,700  Fitzgeralds Gaming Co. $3.75 pfd.                                                              47,000
                130  Fresenius Medical Care AG pfd. Ser. D, 9.00% (Germany)                                        133,250
                 53  Hyperion Telecommunications Ser. B, $12.875 pfd. (PIK)                                         47,700
                165  Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                            190,575
                185  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    195,175
              2,364  Lady Luck Gaming Corp. $11.25 pfd.                                                            101,652
                821  Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                                 57,470
                565  NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. (PIK)                                    598,900
                 20  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                         19,600
              3,273  Nextlink Communications, Inc. 144A $7.00 pfd. (PIK)                                           166,923
                 18  Paxson Communications Corp. 144A $13.25 pfd. (PIK)                                            171,000
                915  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                             107,055
                159  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                           170,130
              1,010  Von Hoffman Corp. 144A $13.50 pfd.                                                             31,310
                165  WinStar Communications, Inc. 144A 14.25% pfd.                                                 171,600
                                                                                                            --------------
                     Total Preferred Stocks (cost $3,475,824)                                               $    3,406,088

UNITS (2.4%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/03), 2003 (In Default)
                       (Australia) (STP) (PIK) (NON)                                                        $        4,375
                 80  Bestel S.A.de C.V. units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (Mexico) (STP)                                                       51,200
                 80  Birch Telecom, Inc. 144A units 14s, 2008                                                       70,400
                 30  Celcaribe S.A. 144A units 13 1/2s, 2004 (Colombia)                                            600,000
                350  Diva Systems Corp. 144A units stepped-coupon zero %
                       (12 5/8s, 3/1/03), 2008 (STP)                                                               115,500
                340  Firstworld Communication units stepped-coupon zero %,
                       (13s, 4/15/03), 2008 (STP)                                                                  115,600
                105  ICO Global Communications (Holdings) Ltd. units
                       15s, 2005                                                                                    93,450
                220  Interact Systems, Inc. 144A units stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                    26,400
                220  Long Distance International, Inc. 144A units 12 1/4s, 2008                                    211,200
                 90  Mediq 144A units, stepped-coupon zero %
                       (13s, 6/1/03), 2009 (STP)                                                                    45,000
                 45  Onepoint Communications, Inc. units 14 1/2s, 2008                                              36,000
                160  Pathnet, Inc. 144A units 12 1/4s, 2008                                                        144,000
                225  Rhythms Netcon 144A units stepped-coupon zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                               92,250
                350  Signature Brands USA, Inc. units 13s, 2002                                                    399,000
                 90  Startec Global Communications Corp. units 12s, 2008                                            81,000
                 45  Telehub Communications Corp. units stepped-coupon
                       zero %, (13 7/8s,7/31/02), 2005 (STP)                                                        25,650
                135  Transam Refinance, Inc. 144A units 16s, 2003                                                  114,750
                200  Viatel, Inc. 144A units 11 1/4s, 2008                                                         198,000
                300  WinStar Communications, Inc. 144A sr. disc. units notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           192,000
                210  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   226,800
                600  XCL Ltd. 144A units cum. pfd. 9.50%, 2006 (PIK)                                                60,300
                                                                                                            --------------
                     Total Units (cost $3,163,398)                                                          $    2,902,875

COMMON STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  AmeriKing, Inc. (NON)                                                                  $        2,500
              8,120  CellNet Data Systems, Inc. (NON)                                                               44,650
              1,213  Hedstrom Holdings, Inc. 144A                                                                    1,516
              1,885  IFINT Diversified Holdings 144A (NON)                                                          14,138
              2,392  Lady Luck Gaming Corp. (NON)                                                                   14,949
                 73  Mothers Work, Inc. (NON)                                                                          538
              2,167  NEXTEL Communications, Inc. Class A (NON)                                                      39,141
                 55  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil)                                           1
                144  Premium Holdings (L.P.) 144A (NON)                                                                575
             33,430  PSF Holdings LLC Class A (NON)                                                                585,694
              1,013  RSL Communications, Ltd. Class A (NON)                                                         23,172
              3,750  Specialty Foods Acquisition Corp. (NON)                                                           188
                                                                                                            --------------
                     Total Common Stocks (cost $1,250,931)                                                  $      727,062

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%) (a) (cost $197,357)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
USD         200,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                $      140,250

WARRANTS (0.3%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  21st Century Telecom 144A                                                  2/15/10     $       13,750
                230  Allegiance Telecom, Inc.                                                   2/3/08               3,680
             15,000  Becker Gaming 144A                                                         11/15/00               150
                721  CellNet Data Systems, Inc. 144A                                            10/1/07             28,840
                 90  Club Regina, Inc. 144A                                                     12/1/04              1,800
                100  Colt Telecommunications 144A (United Kingdom)                              12/31/06            30,000
                500  Comunicacion Cellular 144A (Colombia)                                      11/15/03            32,500
                 35  Concentric Network Corp. 144A                                              12/15/07             2,450
              1,417  Conecel 144A (Ecuador)                                                     10/1/00                531
                500  County Seat Holdings, Inc.                                                 10/15/98                10
                305  Covad Communications, Inc.                                                 3/15/08             12,200
                195  Diva Systems Corp.                                                         5/15/06             54,600
              2,075  DTI Holdings, Inc. 144A                                                    3/1/08               4,150
                 80  Epic Resorts                                                               6/15/05                  1
                 95  Esat Holdings 144A (Ireland)                                               2/1/07               3,349
              2,953  Fitzgerald Gaming Co.                                                      12/19/98                30
                200  Fitzgerald Gaming Co. 144A
                       (acquired 7/26/96, cost $ -) (RES)                                       3/15/99                 20
                250  Hyperion Telecommunications                                                4/15/01             22,500
              1,617  Intelcom Group                                                             10/15/05            43,659
                 90  Insilco Holding Co.                                                        8/15/08                  0
                220  Interact Systems, Inc. 144A                                                8/1/03                   2
                250  Intermedia Communications                                                  6/1/00              35,000
                105  International Wireless
                       Communications Holdings 144A                                             8/15/01                 11
                175  Iridium World Communications 144A                                          7/15/05             19,250
                210  KMC Telecom Holdings, Inc.                                                 4/15/08              3,360
                245  Knology Holdings, Inc. 144A                                                10/15/07               368
                135  Louisiana Casino Cruises, Inc. 144A                                        12/1/98              7,155
                135  MGC Communication 144A                                                     10/1/04              7,425
                160  NEXTEL International Inc.                                                  4/15/07                640
                250  NEXTEL Communications Inc.                                                 4/25/99                 40
                100  Orbital Imaging Corp. 144A                                                 3/1/05               4,000
                105  Spanish Broadcasting Systems 144A                                          6/30/99             21,525
                 75  Sterling Chemicals Holdings 144A                                           8/15/08              1,800
                520  UIH Australia                                                              5/15/06              2,600
                 90  Versatel 144A                                                              5/15/08                900
                 45  Vialog Corp. 144A                                                          11/15/01             1,575
                 20  Wright Medical Technology, Inc. 144A                                       6/30/03              1,334
                                                                                                            --------------
                     Total Warrants (cost $425,245)                                                          $     361,205

SHORT-TERM INVESTMENTS (2.5%) (a) (cost $3,006,483)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
       $  3,006,000  Interest in $750,000,000 joint repurchase agreement dated August 31, 1998 with Goldman, Sachs & Co.
                       due September 1, 1998 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $3,006,483 for an effective yield of 5.78%                                           $    3,006,483
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $129,590,734) (b)                                              $  117,930,633
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $119,193,146.

  (b) The aggregate identified cost on a tax basis is $129,617,209, resulting in gross unrealized appreciation and depreciation of $3,780,044 and $15,466,620, respectively, or net unrealized depreciation of $11,686,576.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 1998 was $20 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at August 31, 1998, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $129,590,734) (Note 1)                                            $117,930,633
-----------------------------------------------------------------------------------------------
Cash                                                                                    514,350
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     2,209,564
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          538,388
-----------------------------------------------------------------------------------------------
Total assets                                                                        121,192,935

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   956,660
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        665,727
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            253,386
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               30,545
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           11,940
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,103
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   80,428
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,999,789
-----------------------------------------------------------------------------------------------
Net assets                                                                         $119,193,146

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                           $127,133,984
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,302,503
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                 2,416,760
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (11,660,101)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $119,193,146

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($119,193,146 divided by 13,515,511 shares)                     $8.82
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Interest income:                                                                   $ 11,962,124
-----------------------------------------------------------------------------------------------
Dividends                                                                             1,679,208
-----------------------------------------------------------------------------------------------
Total investment income                                                              13,641,332

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,012,300
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          259,433
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       14,305
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,670
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  36,549
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 69,732
-----------------------------------------------------------------------------------------------
Legal                                                                                    17,336
-----------------------------------------------------------------------------------------------
Postage                                                                                  38,252
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    22,575
-----------------------------------------------------------------------------------------------
Other                                                                                    46,030
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,523,257
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (38,654)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,484,603
-----------------------------------------------------------------------------------------------
Net investment income                                                                12,156,729
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      4,881,112
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                          (21,079,788)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (16,198,676)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (4,041,947)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended August 31
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 12,156,729    $ 11,563,231
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      4,881,112       4,981,660
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                      (21,079,788)      7,108,660
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            (4,041,947)     23,653,551
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                          (11,465,083)    (11,357,565)
From net realized gain on investments                                                (5,135,583)       (798,322)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                              1,435,825       1,038,642
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (19,206,788)     12,536,306

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   138,399,934     125,863,628
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $1,302,503 and $633,021, respectively)                                   $119,193,146    $138,399,934
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                                              13,377,770      13,272,242
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                                                           137,741         105,528
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                                    13,515,511      13,377,770
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                          Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.35            $9.48            $9.49            $9.13            $9.52
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .90              .86              .88              .79              .78
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.20)             .92             (.04)             .42             (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.30)            1.78              .84             1.21              .48
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.85)            (.85)            (.85)            (.85)            (.87)
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                                 (.38)            (.06)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.23)            (.91)            (.85)            (.85)            (.87)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.82           $10.35            $9.48            $9.49            $9.13
------------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                                      $8.937          $10.562          $10.125          $10.000           $9.750
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market price (%)(a)                              (4.74)           14.29            10.63            12.60             6.84
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $119,193         $138,400         $125,864         $124,911         $118,988
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.13             1.03             1.06             1.00             1.04
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            9.01             8.80             9.19             8.73             8.23
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              59.13            58.88            56.82            61.19            52.10
------------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts. (See Note 2).




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service or brokers, approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, market discount, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, nontaxable dividends, dividends payable, defaulted bond interest, and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1998, the fund reclassified $22,164 to decrease undistributed net investment income and $836,205 to increase paid-in-capital, with a decrease to accumulated net realized gains of $814,041. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1998, fund expenses were reduced by $38,654 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $570 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended August 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $76,163,210 and $81,245,490, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Federal tax information
(Unaudited)

The fund has designated 4.89% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the fund hereby designates $2,743,679 as a 28% capital gain, for its taxable year ended August 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Forrest N. Fontana
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.




[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

45963  10/98